Property, Plant and Equipment	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment
10. Property, plant and equipment

10. Property, plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2021 and 2020 were as follows:

	Agricultural establishments	Buildings and facilities	Machinery and equipment	Communication networks	Others (i)	Total
Net book amount at the June 30, 2019	-	6,011	1,149	32,439	8,322	47,921
Costs	-	15,969	3,630	137,142	18,363	175,104
Accumulated depreciation	-	(9,958)	(2,481)	(104,703)	(10,041)	(127,183)
Balances at June 30, 2019	-	6,011	1,149	32,439	8,322	47,921
Additions	54	677	99	5,132	2,556	8,518
Disposals	-	(93)	(8)	(4,802)	(62)	(4,965)
Incorporation by business combination	6,044	2,424	566	-	140	9,174
Deconsolidation	-	(635)	(892)	-	(66)	(1,593)
Reclassification to assets assets held for sale	-	(412)	-	-	-	(412)
Currency translation adjustment	468	732	287	5,335	1,927	8,749
Transfers	-	(368)	(23)	566	(566)	(391)
Depreciation charges (ii)	(27)	(598)	(120)	(6,956)	(2,630)	(10,331)
Net book amount at the June 30, 2020	6,539	7,738	1,058	31,714	9,621	56,670
Costs	14,268	18,140	6,734	151,598	19,364	210,104
Accumulated depreciation	(7,729)	(10,402)	(5,676)	(119,884)	(9,743)	(153,434)
Balances at June 30, 2020	6,539	7,738	1,058	31,714	9,621	56,670
Additions	55	202	64	581	754	1,656
Disposals	-	(28)	(7)	(55)	-	(90)
Deconsolidation	(6,102)	(4,285)	(795)	(28,322)	(8,485)	(47,989)
Reclassification to assets assets held for sale	-	(28)	-	-	-	(28)
Currency translation adjustment	(464)	(343)	(61)	(2,286)	(682)	(3,836)
Transfers	-	989	-	-	-	989
Depreciation charges (ii)	(28)	(428)	(89)	(1,632)	(1,049)	(3,226)
Net book amount at the June 30, 2021	-	3,817	170	-	159	4,146
Costs	-	7,076	2,513	-	578	10,167
Accumulated depreciation	-	(3,259)	(2,343)	-	(419)	(6,021)
Balances at June 30, 2021	-	3,817	170	-	159	4,146

(i)	Includes furniture and fixtures and vehicles.

(ii)

As of June 30, 2021 and 2020, depreciation charges of property, plant and equipment were recognized: ARS 244 and ARS 337 in "Costs", ARS 100 and ARS 211 in "General and administrative expenses" and ARS 5 and ARS 8 in "Selling expenses", respectively in the Consolidated Statements of Income and Other Comprehensive Income (Note 24). Likewise, a charge of ARS 2,807 and 9,775 has been made in “Discontinued operations” as of June 30, 2021 and 2020, respectively.